Matthews Emerging Markets ex China Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.4%
	Shares	Value
Taiwan: 23.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,674	$3,819,011
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	770,720
Hon Hai Precision Industry Co., Ltd.	69,000	489,008
MediaTek, Inc.	10,000	431,459
Delta Electronics, Inc.	15,000	420,303
Alchip Technologies, Ltd.	3,000	341,066
Poya International Co., Ltd.	21,270	327,306
E Ink Holdings, Inc.	40,000	315,638
Tong Yang Industry Co., Ltd.	76,000	232,902
Quanta Computer, Inc.	23,000	218,846
Elite Material Co., Ltd.	5,000	200,965
Total Taiwan		7,567,224

South Korea: 17.8%
Samsung Electronics Co., Ltd.	27,951	1,671,422
SK Hynix, Inc.	2,371	587,237
NAVER Corp.	2,701	516,887
Hanwha Aerospace Co., Ltd.	540	426,058
HD Hyundai Electric Co., Ltd.	1,020	423,107
KB Financial Group, Inc.	4,617	380,075
Samsung Biologics Co., Ltd.[b,c,d]	488	346,770
Hyundai Mobis Co., Ltd.	1,467	312,105
Hyundai Motor Co.	2,026	310,459
Hana Financial Group, Inc.	4,773	296,643
Hugel, Inc.[c]	1,171	252,052
HD HYUNDAI MIPO	1,161	168,393
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	552	161,699
Total South Korea		5,852,907

India: 17.6%
HDFC Bank, Ltd. ADR	16,730	571,497
ICICI Bank, Ltd. ADR	18,295	553,058
Bandhan Bank, Ltd.[b,d]	235,936	431,036
Apollo Hospitals Enterprise, Ltd.	5,006	417,727
Hindustan Unilever, Ltd.	13,980	395,898
Bharti Airtel, Ltd.	18,364	388,506
Mahindra & Mahindra, Ltd.	9,659	372,811
Reliance Industries, Ltd.	23,635	363,088
SBI Life Insurance Co., Ltd.[b,d]	16,244	327,592
Phoenix Mills, Ltd.	18,488	323,893
Shriram Finance, Ltd.	46,662	323,785
State Bank of India	32,702	321,334
Eternal, Ltd.[c]	71,090	260,616
Godrej Properties, Ltd.[c]	11,736	260,234
Indian Hotels Co., Ltd.	29,600	240,131
Inox Wind, Ltd.[c]	141,361	223,277
Total India		5,774,483

Brazil: 8.8%
Raia Drogasil SA	114,900	397,416
WEG SA	49,500	340,097
Rumo SA	112,900	338,559
Vivara Participacoes SA	62,400	334,640
MercadoLibre, Inc.[c]	136	317,824
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,700	315,190
XP, Inc. Class A	16,388	307,931

	Shares	Value
Localiza Rent a Car SA	37,900	$280,751
Itau Unibanco Holding SA ADR	34,467	252,988
Total Brazil		2,885,396

South Africa: 3.6%
Absa Group, Ltd.	33,073	347,149
Discovery, Ltd.	29,762	339,843
Shoprite Holdings, Ltd.	18,696	296,936
Naspers, Ltd. N Shares	553	200,483
Total South Africa		1,184,411

Thailand: 3.6%
Krungthai Card Public Co., Ltd.	450,900	417,436
CP ALL Public Co., Ltd.	264,100	385,086
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	575,500	364,072
Total Thailand		1,166,594

Singapore: 3.2%
Grab Holdings, Ltd. Class Ac	81,248	489,113
Sea, Ltd. ADR[c]	1,647	294,368
DFI Retail Group Holdings, Ltd.	78,410	255,617
Total Singapore		1,039,098

Indonesia: 3.0%
PT Bank Mandiri Persero Tbk	1,241,300	327,736
PT Sumber Alfaria Trijaya Tbk	2,151,600	249,180
PT GoTo Gojek Tokopedia Tbk[c]	63,574,900	206,003
PT Indosat Tbk	1,885,400	197,987
Total Indonesia		980,906

Vietnam: 2.7%
Asia Commercial Bank JSC	548,140	528,912
Mobile World Investment Corp.	119,600	351,645
Total Vietnam		880,557

Philippines: 2.6%
International Container Terminal Services, Inc.	43,830	355,159
Globe Telecom, Inc.	10,280	264,948
Bank of the Philippine Islands	118,530	234,209
Total Philippines		854,316

Malaysia: 2.4%
IHH Healthcare BHD	265,300	475,945
CIMB Group Holdings BHD	175,700	306,437
Total Malaysia		782,382

Mexico: 1.7%
Banco del Bajio SAb,d	83,229	209,383
Gentera SAB de CV	69,897	181,067
Grupo Financiero Banorte SAB de CV Class O	16,579	166,835
Total Mexico		557,285

Poland: 1.7%
Powszechna Kasa Oszczednosci Bank Polski SA	15,532	301,748
InPost SAc	20,370	250,118
Total Poland		551,866

Matthews Emerging Markets ex China Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Peru: 1.6%
Cia de Minas Buenaventura SAA ADR	21,966	$534,433
Total Peru		534,433

Greece: 1.2%
Piraeus Financial Holdings SA	46,116	390,900
Total Greece		390,900

United Arab Emirates: 1.1%
ADNOC Drilling Co. PJSC	234,909	360,070
Total United Arab Emirates		360,070

Saudi Arabia: 1.0%
Saudi National Bank	32,769	342,352
Total Saudi Arabia		342,352

United States: 0.8%
Freeport-McMoRan, Inc.	6,798	266,617
Total United States		266,617

Turkey: 0.6%
BIM Birlesik Magazalar AS	15,766	205,130
Total Turkey		205,130

Argentina: 0.4%
Grupo Financiero Galicia SA ADR	5,219	143,836
Total Argentina		143,836

TOTAL COMMON EQUITIES		32,320,763
(Cost $26,448,497)
SHORT-TERM INVESTMENTS: 0.5%
Money Market Funds: 0.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[e]	144,291	144,291
(Cost $144,291)

Total Investments: 98.9%		32,465,054
(Cost $26,592,788)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		371,360
Net Assets: 100.0%		$32,836,414

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $1,314,781, which is 4.00% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).